Convertible Notes (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Convertible Notes Tables Abstract
Schedule of Promissory Notes

As of the year ended June 30, 2019, the Company’s convertible notes consisted of following:

Balance at 06.30.2018	Addition/(Repayment)	Conversion in principal	# of Shares Issued	Balance at 6.30.2019	Due Date	Interest Rate	Conversion Terms
$25,000.00	$—	$—	—	$25,000.00	2/24/2013	14%	75% of the average of 30 days prior to the conversion date.
25,000	—	—	—	25,000	3/18/2013	14%	75% of the average of 30 days prior to the conversion date.
100,000	—	—	—	100,000	6/21/2013	14%	75% of the average of 30 days prior to the conversion date.
20,000	—	20,000	1,160,391	—	7/17/2017	10%	40% discount of average price of last 20 trading days prices
25,000	—	25,000	1,426,674	—	7/17/2017	8%	40% discount of average two lowest price of last 20 trading days prices
50,000	—	50,000	2,931,188	—	8/8/2017	8%	40% discount of average two lowest price of last 20 trading days prices
80,000	—	80,000	4,530,846	—	7/20/2017	8%	40% discount of average two lowest price of last 20 trading days prices
66,023	—	66,023	3,712,324	—	8/24/2017	8%	40% discount of average two lowest price of last 20 trading days prices
50,000	—	50,000	2,390,805	—	8/9/2017	8%	40% discount of average two lowest price of last 20 trading days prices
75,000	—	75,000	4,378,547	—	7/31/2017	8%	40% discount of average two lowest price of last 20 trading days prices
124,318	—	63,567	3,919,404	60,751	12/1/2017	10%	45% discount of lowest price of last 20 trading days prices
70,000	—	70,000	4,067,072	—	9/23/2017	8%	40% discount of average two lowest price of last 20 trading days prices
30,000	—	30,000	1,500,010	—	8/16/2017	8%	Greater of 40% discount to average of 3 lowest trading price during last 20 trading days or $.05
200,000	—	200,000	11,557,652	—	9/30/2017	8%	40% discount of average two lowest price of last 20 trading days prices
921,004	—	671,004	31,483,740	250,000	5/12/2018	22%	45% discount of lowest price of last 20 trading days prices
150,000	—	150,000	3,745,330	—	5/3/2018	10%	45% discount to average of 3 lowest trading price during last 20 trading days
150,000	—	150,000	3,744,005	—	6/15/2018	10%	42% discount to average of 3 lowest trading price during last 20 trading days
164,900	—	164,900	6,596,000	—	7/17/2018	8%	The conversion price shall be $0.025 per share
35,000	—	35,000	691,184	—	8/22/2018	8%	40% discount of average two lowest price of last 20 trading days prices
15,000	—	15,000	294,114	—	9/26/2018	8%	40% discount of average two lowest price of last 20 trading days prices
50,000	—	50,000	1,000,000	—	12/7/2018	8%	The conversion price shall be $0.05 per share
—	267,500	205,000	10,785,299	62,500	9/15/2019	8%	55% discount of lowest price of last 20 trading days prices
—	250,000	250,000	13,453,675	—	10/5/2019	8%	45% discount of average three lowest price of last 20 trading days prices
—	100,000	—		100,000	10/31/2019	8%	The conversion price shall be $0.07 per share
—	80,000	—		80,000	11/15/2019	8%	The conversion price shall be $0.07 per share
—	40,000	—		40,000	11/15/2019	8%	The conversion price shall be $0.07 per share
—	35,000	—		35,000	12/2/2019	8%	The conversion price shall be $0.07 per share
—	250,000	100,000	7,964,002	150,000	12/26/2019	8%	45% discount of average three lowest price of last 20 trading days prices
—	105,000	—		105,000	1/8/2020	8%	35% discount to average of 2 lowest trading price during last 20 trading days
—	100,000	—		100,000	1/22/2020	8%	42% discount to average of 3 lowest trading price during last 20 trading days
—	53,000	—		53,000	1/24/2020	8%	35% discount to average of 2 lowest trading price during last 20 trading days
—	100,000	—		100,000	2/26/2020	8%	42% discount to average of 3 lowest trading price during last 20 trading days
—	250,000	—		250,000	3/4/2020	8%	58% discount to average 2 lowest trading prices during 20 days prior conversion date
—	100,000	—		100,000	4/2/2020	8%	40% discount to average 3 lowest trading prices during 10 days prior conversion date
—	100,000	—		100,000	4/4/2020	8%	58% discount to average 2 lowest trading prices during 20 days prior conversion date
—	125,000	—		125,000	5/2/2020	8%	40% discount to average 3 lowest trading prices during 10 days prior conversion date
—	125,000	—		125,000	5/7/2020	8%	58% discount to average 2 lowest trading prices during 20 days prior conversion date
—	125,000	—		125,000	5/29/2020	8%	40% discount to average 3 lowest trading prices during 10 days prior conversion date
—	125,000	—		125,000	6/12/2020	8%	58% discount to average 2 lowest trading prices during 20 days prior conversion date
$2,426,245	$2,330,500	$2,520,494	$121,332,262	$2,236,251

As of the year ended June 30, 2019, the Company’s debt discount consisted of following:

Date of	Due Date	Related Debt Discount	Amortization in 06/30/2018	Debt Discount Balance 06/30/18	Total Amortization in 06/30/2019	Debt Discount Balance 06/30/2019
8/22/2017	8/22/2018	$35,000	$29,918	$5,082	$5,082	$—
9/26/2017	9/26/2018	$15,000	$11,384	$3,616	$3,616	$—
7/17/2017	7/17/2018	$164,900	$160,445	$4,455	$4,455	$—
12/7/2017	12/7/2018	$30,000	$16,849	$13,151	$13,151	$—
9/20/2018	9/15/2019	$12,500	$—	$—	$9,826	$2,674
9/20/2018	9/15/2019	$250,000	$—	$—	$196,528	$53,472
10/5/2018	10/5/2019	$5,000	$—	$—	$5,000	$—
10/5/2018	10/5/2019	$245,000	$—	$—	$245,000	$—
11/1/2018	11/1/2019	$84,286	$—	$—	$55,652	$28,634
11/16/2018	11/16/2019	$36,571	$—	$—	$22,644	$13,927
11/16/2018	11/16/2019	$18,286	$—	$—	$11,322	$6,964
12/3/2018	12/3/2019	$10,000	$—	$—	$5,726	$4,274
12/26/2018	12/26/2019	$5,000	$—	$—	$2,548	$2,452
12/26/2018	12/26/2019	$245,000	$—	$—	$124,849	$120,151
1/8/2019	1/8/2020	$0	$—	$—	$43,653	$48,448
1/22/2019	1/22/2020	$0	$—	$—	$38,107	$49,371
1/22/2019	1/22/2020	$2,000	$—	$—	$871	$1,129
1/24/2019	1/24/2020	$0	$—	$—	$20,402	$27,030
2/26/2019	2/26/2020	$0	$—	$—	$32,854	$63,854
2/26/2019	2/26/2020	$2,000	$—	$—	$679	$1,321
3/4/2019	3/4/2020	$243,000	$—	$—	$78,344	$164,656
3/4/2019	3/4/2020	$7,000	$—	$—	$2,257	$4,743
4/2/2019	4/2/2020	$98,000	$—	$—	$23,831	$74,169
4/2/2019	4/2/2020	$2,000	$—	$—	$486	$1,514
4/4/2019	4/4/2020	$98,000	$—	$—	$23,295	$74,705
4/4/2019	4/4/2020	$2,000	$—	$—	$475	$1,525
5/2/2019	5/2/2020	$123,000	$—	$—	$19,828	$103,172
5/2/2019	5/2/2020	$2,000	$—	$—	$322	$1,678
5/7/2019	5/7/2020	$122,500	$—	$—	$18,074	$104,426
5/7/2019	5/7/2020	$2,500	$—	$—	$369	$2,131
5/29/2019	5/29/2020	$123,000	$—	$—	$10,754	$112,246
5/29/2019	5/29/2020	$2,000	$—	$—	$175	$1,825
6/12/2019	6/12/2020	$122,500	$—	$—	$6,025	$116,475
6/12/2019	6/12/2020	$2,500	$—	$—	$123	$2,377
Total:			$218,597	$26,303	$1,026,324	$1,189,341